Share-based Payment - Additional Information (Details) $ / shares in Units, $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2024 MXN ($) Option $ / shares		Sep. 30, 2023 MXN ($)		Dec. 31, 2023 MXN ($) Option $ / shares		Dec. 31, 2022 MXN ($) Option		Dec. 31, 2021 MXN ($) Option		Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option $ / shares	Dec. 31, 2020 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted	11,663,750				11,663,750						11,663,750	9,788,750
Shared-based payment | $	$ 396,054	[1]	$ 302,438	[1]	$ 384,566	[2]	$ 303,789	[2]	$ 142,123	[2]
Number of par value under employee option plan | $ / shares					$ 0.01
Number of outstanding options granted					2,090,000
Selling, General and Administrative Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment | $					$ 384,566		$ 303,789		$ 142,123
Common Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
Initial vesting period					2 years
Initial incentive percentage					25.00%
Remaining incentive percentage					25.00%
Remaining vesting period					3 years
Common option expected dividend yield					0.00%
Vesting period description					The payment will be in equity in the 5 years following the grant date, with an initial vesting period of 2 years to obtain 25% of the incentive. Thereafter, the vesting period will be annually, at 25% through the remaining 3 years. If the employee ceases to provide services for the Company from the date on which the benefits in shares were vested, they automatically lose the right to the unvested option.
Vesting period of share options					5 years
Weighted average strike prices of share options | $ / shares											$ 18.07	$ 14.07	$ 9.1
Weighted average remaining contractual term					25 years		22 years		22 years 6 months
Shared-based payment | $					$ 244,352		$ 152,113		$ 24,892
Common Options | Exercised Prices Under The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common share options					0						0
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted	11,663,750				11,663,750						11,663,750	9,788,750	7,343,750	5,663,750
Number of outstanding options vested	5,775,625
Number of outstanding options unvested	5,888,125
Shared-based payment | $	$ 375,280		178,157
Number of outstanding options granted	0				2,090,000		2,445,000		1,695,000
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted	2,481,658				2,481,658						2,481,658	2,354,994	2,354,994	2,181,658
Weighted average strike prices of share options | $ / shares											$ 10.28	$ 10.28	$ 10.28
Weighted average remaining contractual term					27 years		29 years		29 years
Shared-based payment | $	$ 20,774		$ 124,281		$ 140,214		$ 151,676		$ 117,231
Number of par value under employee option plan | (per share)	$ 0.01										0.01
Number of outstanding options granted					126,664				300,000
Exit options | Exercised Prices Under The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, exercised					0
Exit options | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of par value under employee option plan | $ / shares											$ 0.01

[1]	The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).
[2]	The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.